OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2013
OTHER INVESTMENTS
OTHER INVESTMENTS

14. OTHER INVESTMENTS

        As of December 31, 2013 and 2012, the Group's other investments comprised the following:

			December 31,
	Annual interest rate	Maturity date
			2013	2012
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche	6%	2015	2,946	2,734
Loan receivable from MTS Bank (related party) (Note 22)(1)	—	—	—	2,100
Loan Participation Notes EMIS BV	6%	2015	699	—
Promissory notes of Sistema (Note 22)	0.0%	2017	618	618
Investments in ordinary shares (related parties) (Note 22)	—	—	125	306
Other	—	—	4	56

Total other investments			4,392	5,814

(1)
Reclassified to Investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.

        The Group does not discount promissory notes and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

        In December 2010, the Group granted a $90.0 million (RUB 2,777 million at the date of transaction) loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% noncontrolling stake in K-Telecom, the Group's subsidiary in Armenia. Simultaneously, the Group signed an amendment to the put and call option agreement for the remaining 20% stake. According to the amendment, the call exercise price shall be reduced by deducting any outstanding balance on the loan amount and all accrued and unpaid interest and any other sums due and outstanding under the loan agreement at the time of exercise (Note 26). Interest accrued on the loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 172.7 million, RUB 174.1 million and RUB 120.5 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. The fair value of the loan approximates its carrying value due to the marketable interest rate.

        In August 2013, the Group invested $21.3 million (RUB 703 million at the date of transaction) in Loan Participation Notes issued by EMIS BV (effective issuer—Renaissance Capital). The Notes bear an interest of 6% per annum and are due in 2015. The Notes are classified as held to maturity and carried at amortized cost. The fair value of the notes approximates their carrying value due to the marketable interest rate.

        The Group considers credit risk for other investments in loan receivable and notes to be low.